Cover	Oct. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2021
Entity File Number	001-37513
Entity Registrant Name	Code Chain New Continent Limited
Entity Central Index Key	0001641398
Entity Tax Identification Number	47-3709051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No 119 South Zhaojuesi Road
Entity Address, Address Line Two	2nd Floor, Room 1
Entity Address, Address Line Three	Chenghua District, Chengdu,
Entity Address, City or Town	Sichuan
Entity Address, Country	CN
Entity Address, Postal Zip Code	610047
City Area Code	86
Local Phone Number	028-8411294
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CCNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false